Investments accounted for using the equity method - Disclosure of investments accounted for using the equity method (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Investments accounted for using equity method [abstract]
Joint ventures	€ 5,229	€ 7,037
Associates	2,026	2,015
Other	21	48
Total Investments accounted for using the equity method	€ 7,276	€ 9,100